Derivative Instruments and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Concentration of Credit Risk [Abstract]
Notional quantities of the net long (short) positions in commodity derivatives portfolio
	Unit of	Central Hub
Derivative Notional Volumes	Measure	Risk	Basis Risk

Not Designated as Hedging Instruments
NGL & Petchem Services	Barrels	(185,000)	(38,256,000)

Pre-tax gains and losses for energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (loss) (AOCI), product sales or product costs
	Years ended December 31,

	2012	2011	Classification

	(Millions)
Net gain (loss) recognized in other comprehensive
income (loss) (effective portion)	$30	$(18)	AOCI

Net gain (loss) reclassified from accumulated other
comprehensive income (loss) into income			Product Sales or
(effective portion)	$30	$(18)	Product Costs

Concentration of receivables, net of allowances, by product or service
	December 31,
	2012	2011

	(Millions)
Receivables by product or service:
Sale of NGLs and related products and services	$393	$404
Transportation of natural gas and related products	169	160
Total	$562	$564